Document and Entity Information	0 Months Ended
Mar. 27, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 27, 2015
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Mar. 27, 2015
Document Effective Date	Mar. 27, 2015
Prospectus Date	Oct. 28, 2014
UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	BNSCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	BNMCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS P
Risk/Return:
Trading Symbol	BISCX